Financial instruments and risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
USD [Member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 10,913	SFr 77,827
EUR [member]
Financial instruments and risk management (Details) [Line Items]
Impact of increase or decrease in rate on net result	SFr 82,850	117,247
Australian dollar [Member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 43,977	SFr 63,714